Revenue - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounting Standards Update [Extensible List]	Accounting Standards Update 2014-09	us-gaap:AccountingStandardsUpdate201613Member	us-gaap:AccountingStandardsUpdate201613Member	us-gaap:AccountingStandardsUpdate201602Member	Accounting Standards Update 2014-09
Equity change due to ASU		$ (1,425.1)	$ (1,341.9)	$ (1,206.8)	$ (1,222.4)
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity change due to ASU		$ (2,797.2)	(2,763.9)	(2,663.0)	(2,542.9)
Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity change due to ASU			2.5	(0.1)	2.3
Adjustment | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity change due to ASU			$ 2.5	$ (0.1)	$ 2.3
Adjustment | Retained Earnings | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity change due to ASU	$ 2.3